---------------------------
                          The latest report from your
                             Fund's management team
                          ---------------------------


                                  ANNUAL REPORT
--------------------------------------------------------------------------------




                               [GRAPHIC OMITTED]



                                Special Equities

                                      Fund

                                OCTOBER 31, 1999




                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

================================================================================

                   John Hancock Funds - Special Equities Fund


--------------------------------------------------------------------------------
                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Special Equities Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 5%. Prior to January 1992, different sales charges were in effect for Class A shares and are not reflected in the performance information. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
For the period ended September 30, 1999

                                                  ONE      FIVE     TEN
                                                  YEAR     YEARS    YEARS
                                                 -------  -------  --------
Cumulative Total Returns                          23.51%   59.84%   293.18%
Average Annual Total Returns                      23.51%    9.83%    14.67%

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------
For the period ended September 30, 1999

                                                                      SINCE
                                                  ONE      FIVE     INCEPTION
                                                  YEAR     YEARS    (3/1/93)
                                                 -------  -------   --------
Cumulative Total Returns                          24.11%   60.17%    99.75%
Average Annual Total Returns                      24.11%    9.88%    11.08%

--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------
For the period ended September 30, 1999

                                                                     SINCE
                                                                    INCEPTION
                                                                    (3/1/99)
                                                                    --------
Cumulative Total Return                                              11.95%
Average Annual Total Return                                          11.95%(1)

--------------------------------------------------------------------------------
CLASS Y
--------------------------------------------------------------------------------
For the period ended September 30, 1999

                                                                      SINCE
                                                 ONE      FIVE      INCEPTION
                                                 YEAR     YEARS      (9/1/93)
                                                -------  -------     --------
Cumulative Total Returns                         30.31%   71.75%       76.94%
Average Annual Total Returns                     30.31%   11.42%        9.84%

Note to Performance

(1) Not annualized.

================================================================================

                   John Hancock Funds - Special Equities Fund


--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The chart on the right shows how much a $10,000 investment in the John Hancock Special Equities Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged, small-cap index that is comprised of 2,000 U.S stocks. The Russell 2000 Growth Index is an unmanaged index containing those Russell 2000 Index stocks with a greater-than-average growth orientation. It is not possible to invest in an index. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
Line chart with the heading John Hancock Special Equities Fund Class A, repre-senting the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Special Equities Fund on October 31, 1989, before sales charge, and is equal to $45,594 as of October 31, 1999. The second line represents the value of the same hypothetical investment made in the John Hancock Special Equities Fund, after sales charge, and is equal to $43,314 as of October 31, 1999. The third line represents the Russell 2000 Index and is equal to $30,123 as of October 31, 1999. The fourth line represents the Russell 2000 Growth Index and is equal to $27,851 as of October 31, 1999.
--------------------------------------------------------------------------------

Assuming all distributions were reinvested for the period indicated, the chart below shows the value of a $10,000 investment in the Fund's Class B, Class C and Class Y shares, respectively, as of October 31, 1999. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes. Past performance is not indicative of future results.

                                  Class B*       Class C      Class Y
--------------------------------------------------------------------------------
Inception Date                    3/1/93         3/1/99       9/1/93
--------------------------------------------------------------------------------
Without Sales Charge              $21,082        $11,922      $18,836
--------------------------------------------------------------------------------
With Maximum Sales Charge           -            $11,822        -
--------------------------------------------------------------------------------
Russell 2000 Growth Index         $21,187        $11,588      $18,970
--------------------------------------------------------------------------------
Russell 2000 Index                $21,195        $11,038      $18,995

* No contingent deferred sales charge applicable.

=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - Special Equities Fund


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 1999. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
October 31, 1999
--------------------------------------------------------------------------------

Assets:
 Investments at value - Note C:
  Common stocks (cost - $467,909,906).........................   $630,530,632
  Joint repurchase agreement (cost - $19,617,000) ............     19,617,000
  Corporate savings account ..................................             15
                                                               --------------
                                                                  650,147,647
 Receivable for investments sold .............................     43,776,705
 Receivable for shares sold ..................................         10,239
 Interest receivable .........................................          8,605
 Other assets ................................................         87,177
                                                               --------------
                        Total Assets .........................    694,030,373
                        -----------------------------------------------------
Liabilities:
 Payable for investments purchased ...........................     20,879,072
 Payable for shares repurchased ..............................        505,841
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B ....................................        799,502
                                                               --------------
                        Total Liabilities ....................     22,184,415
                        -----------------------------------------------------
Net Assets:
 Capital paid-in .............................................    415,365,835
 Accumulated net realized gain on investments and
  financial futures contracts ................................     93,920,283
 Net unrealized appreciation of investments ..................    162,620,726
 Accumulated net investment loss .............................        (60,886)
                                                               --------------
                        Net Assets ...........................   $671,845,958
                        =====================================================

Net Asset Value Per Share:
(Based on net asset values and shares of beneficial
  interest outstanding - unlimited number of shares
  authorized with no par value)
 Class A - $321,670,699/12,323,364 ...........................         $26.10
 ============================================================================
 Class B - $336,979,084/13,516,222 ...........................         $24.93
 ============================================================================
 Class C - $62,388/2,502 .....................................         $24.94
 ============================================================================
 Class Y - $13,133,787/485,801 ...............................         $27.04
 ============================================================================
Maximum Offering Price Per Share*
 Class A - ($26.10 x 105.26%) ................................         $27.48
 ============================================================================
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains for the period stated.

Statement of Operations
Year ended October 31, 1999
--------------------------------------------------------------------------------

Investment Income:
 Dividends ...................................................       $941,585
 Interest                                                             764,251
                                                               --------------
                                                                    1,705,836
                                                               --------------
 Expenses:
  Investment management fee - Note B .........................      6,403,075
  Distribution and service fee - Note B
   Class A ...................................................      1,101,571
   Class B ...................................................      3,805,327
   Class C ...................................................            232
  Transfer agent fee - Note B ................................      3,757,290
  Custodian fee ..............................................        228,824
  Interest - Note A ..........................................        142,809
  Accounting and legal services fee - Note B .................        127,448
  Registration and filing fees ...............................        111,296
  Printing ...................................................         88,016
  Trustees' fees .............................................         50,261
  Miscellaneous ..............................................         47,070
  Auditing fee ...............................................         44,898
  Legal fees .................................................          7,160
                                                               --------------
                        Total Expenses .......................     15,915,277
                        -----------------------------------------------------
                        Net Investment Loss ..................    (14,209,441)
                        -----------------------------------------------------

Realized and Unrealized Gain on Investments
and Financial Futures Contracts:
 Net realized gain on investments sold .......................    181,551,349
 Net realized gain on financial futures contracts ............      1,903,057
 Change in net unrealized appreciation/depreciation
  of investments .............................................     51,251,144
                                                               --------------
                        Net Realized and Unrealized
                        Gain on Investments and
                        Financial Futures Contracts ..........    234,705,550
                        -----------------------------------------------------
                        Net Increase in Net Assets
                        Resulting from Operations ............   $220,496,109
                        =====================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - Special Equities Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED OCTOBER 31,
                                                                                -----------------------------------------------
                                                                                        1998                      1999
                                                                                ---------------------     ---------------------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment loss ..........................................................      ($21,431,113)            ($14,209,441)
 Net realized gain on investments sold and financial futures contracts ........       249,345,263              183,454,406
 Change in net unrealized appreciation/depreciation of investments ............      (519,503,107)              51,251,144
                                                                                   --------------          ---------------
         Net Increase (Decrease) in Net Assets Resulting from Operations ......      (291,588,957)             220,496,109
                                                                                   --------------          ---------------
Distributions to Shareholders:
 Distributions from net realized gain on investments sold
  Class A - (none and $0.3730 per share, respectively) ........................            -                    (8,117,761)
  Class B - (none and $0.3730 per share, respectively) ........................            -                    (8,822,320)
  Class Y - (none and $0.3730 per share, respectively) ........................            -                      (583,124)
                                                                                   --------------          ---------------
  Total Distributions to Shareholders .........................................            -                   (17,523,205)
                                                                                   --------------          ---------------
From Fund Share Transactions - Net:* ..........................................      (616,525,449)            (486,308,214)
                                                                                   --------------          ---------------
Net Assets:
 Beginning of period ..........................................................     1,863,295,674              955,181,268
                                                                                   --------------          ---------------
 End of period (including accumulated net investment loss
  of $48,105 and $60,886, respectively) .......................................      $955,181,268             $671,845,958
                                                                                   ==============          ===============



The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       5


=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - Special Equities Fund


Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

*Analysis of Fund Share Transactions:

                                                                                        YEAR ENDED OCTOBER 31,
                                                                        -------------------------------------------------------
                                                                                  1998                          1999
                                                                        -------------------------     -------------------------
                                                                          SHARES        AMOUNT          SHARES        AMOUNT

CLASS A
 Shares sold.......................................................    100,661,197   $2,413,669,605    55,124,810    $1,238,433,262
 Shares issued to shareholders in reinvestment of distributions ...         -               -             327,026         6,662,070
                                                                     -------------  ---------------   -----------    --------------
                                                                       100,661,197    2,413,669,605    55,451,836     1,245,095,332
 Less shares repurchased ..........................................   (108,875,492)  (2,650,476,277)  (65,584,449)   (1,475,529,331)
                                                                     -------------  ---------------   -----------    --------------
 Net decrease .....................................................     (8,214,295)   ($236,806,672)  (10,132,613)    ($230,433,999)
                                                                     =============  ===============   ===========    ==============
CLASS B
 Shares sold ......................................................      3,960,429      $95,092,203     1,546,196       $33,605,852
 Shares issued to shareholders in reinvestment of distributions ...         -               -             348,167         6,821,932
                                                                     -------------  ---------------   -----------    --------------
                                                                         3,960,429       95,092,203     1,894,363        40,427,784
 Less shares repurchased ..........................................    (17,545,625)    (422,907,651)  (12,078,839)     (263,898,001)
                                                                     -------------  ---------------   -----------    --------------
 Net decrease .....................................................    (13,585,196)   ($327,815,448)  (10,184,476)    ($223,470,217)
                                                                     =============  ===============   ===========    ==============
CLASS C **
 Shares sold ......................................................         -               -               2,645           $58,121
 Less shares repurchased ..........................................         -               -                (143)           (3,402)
                                                                     -------------  ---------------   -----------    --------------
 Net increase .....................................................         -               -               2,502           $54,719
                                                                     =============  ===============   ===========    ==============
CLASS Y
 Shares sold ......................................................        875,735      $23,077,653       132,438        $3,098,000
 Shares issued to shareholders in reinvestment of distributions ...         -               -              27,910           583,047
                                                                     -------------  ---------------   -----------    --------------
                                                                           875,735       23,077,653       160,348         3,681,047
 Less shares repurchased ..........................................     (2,820,828)     (74,980,982)   (1,619,660)      (36,139,764)
                                                                     -------------  ---------------   -----------    --------------
 Net decrease .....................................................     (1,945,093)    ($51,903,329)   (1,459,312)     ($32,458,717)
                                                                     =============  ===============   ===========    ==============
** Class C shares commenced operations on March 1, 1999.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       6


=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - Special Equities Fund


Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------------------
                                                                  1995           1996           1997           1998          1999
                                                              ------------   ------------   ------------   ------------  -----------
CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period ......................      $16.11         $22.15        $24.53         $26.32        $20.21
                                                             -----------     ----------    ----------     ----------    ----------
 Net Investment Loss(1) ....................................       (0.18)         (0.22)        (0.29)         (0.27)        (0.33)
 Net Realized and Unrealized Gain (Loss) on Investments and
  Financial Futures Contracts ..............................        6.22           3.06          2.08          (5.84)         6.59
                                                             -----------     ----------    ----------     ----------    ----------
  Total from Investment Operations .........................        6.04           2.84          1.79          (6.11)         6.26
                                                             -----------     ----------    ----------     ----------    ----------
 Less Distributions:
 Distributions from Net Realized Gain on Investments Sold ..          -           (0.46)           -              -          (0.37)
                                                             -----------     ----------    ----------     ----------    ----------
 Net Asset Value, End of Period ............................      $22.15         $24.53        $26.32         $20.21        $26.10

 Total Investment Return at Net Asset Value(2) .............      37.49%         12.96%         7.30%        (23.21%)       31.51%

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ..................    $555,655       $972,312      $807,371       $453,919      $321,671
 Ratio of Expenses to Average Net Assets ...................       1.48%          1.42%         1.43%          1.41%         1.71%
 Ratio of Net Investment Loss to Average Net Assets ........      (0.97%)        (0.89%)       (1.18%)        (1.09%)       (1.50%)
 Portfolio Turnover Rate ...................................         82%            59%           41%           107%          136%

CLASS B
Per Share Operating Performance
 Net Asset Value, Beginning of Period ......................      $15.97         $21.81        $23.96         $25.52        $19.45
                                                             -----------     ----------    ----------     ----------    ----------
 Net Investment Loss(1) ....................................       (0.31)         (0.40)        (0.46)         (0.45)        (0.47)
 Net Realized and Unrealized Gain (Loss) on Investments and
  Financial Futures Contracts ..............................        6.15           3.01          2.02          (5.62)         6.32
                                                             -----------     ----------    ----------     ----------    ----------
  Total from Investment Operations .........................        5.84           2.61          1.56          (6.07)         5.85
                                                             -----------     ----------    ----------     ----------    ----------
 Less Distributions:
 Distributions from Net Realized Gain on Investments Sold ..          -           (0.46)           -              -          (0.37)
                                                             -----------     ----------    ----------     ----------    ----------
 Net Asset Value, End of Period ............................      $21.81         $23.96        $25.52         $19.45        $24.93
                                                             ===========     ==========    ==========     ==========    ==========

 Total Investment Return at Net Asset Value(2) .............      36.57%         12.09%         6.51%        (23.79%)       30.62%

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ..................    $454,934       $956,374      $951,449       $460,971      $336,979
 Ratio of Expenses to Average Net Assets ...................       2.20%          2.16%         2.19%          2.16%         2.38%
 Ratio of Net Investment Loss to Average Net Assets ........      (1.69%)        (1.65%)       (1.95%)        (1.84%)       (2.16%)
 Portfolio Turnover Rate ...................................         82%            59%           41%           107%          136%

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period.
Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       7


=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - Special Equities Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                                          FOR THE PERIOD FROM
                                                                                                              MARCH 1, 1999
                                                                                                             (COMMENCEMENT
                                                                                                             OF OPERATIONS)
                                                                                                          TO OCTOBER 31, 1999
                                                                                                          -------------------

CLASS C (3)
Per Share Operating Performance
 Net Asset Value, Beginning of Period....................................................................        $20.92
                                                                                                               --------
 Net Investment Loss(1) .................................................................................         (0.35)
 Net Realized and Unrealized Gain on Investments and
  Financial Futures Contracts ...........................................................................          4.37
                                                                                                               --------
  Total from Investment Operations ......................................................................          4.02
                                                                                                               --------
 Net Asset Value, End of Period .........................................................................        $24.94
                                                                                                               ========
 Total Investment Return at Net Asset Value(2) ..........................................................        19.22%(4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ...............................................................           $62
 Ratio of Expenses to Average Net Assets ................................................................         2.39%(5)
 Ratio of Net Investment Loss to Average Net Assets .....................................................        (2.25%)(5)
 Portfolio Turnover Rate ................................................................................          136%

                                                                                YEAR ENDED OCTOBER 31,

                                                                1995         1996         1997         1998          1999
                                                            ------------  -----------  ----------- ------------  ------------
CLASS Y (3)
Per Share Operating Performance
 Net Asset Value, Beginning of Period.......................    $16.20       $22.40       $24.91       $26.86       $20.71
                                                             ---------    ---------    ---------    ---------    ---------
 Net Investment Loss(1) ....................................     (0.09)       (0.14)       (0.18)       (0.17)       (0.18)
 Net Realized and Unrealized Gain (Loss) on Investments and
  Financial Futures Contracts ..............................      6.29         3.11         2.13        (5.98)        6.88
                                                             ---------    ---------    ---------    ---------    ---------
  Total from Investment Operations .........................      6.20         2.97         1.95        (6.15)        6.70
                                                             ---------    ---------    ---------    ---------    ---------
 Less Distributions:
 Distributions from Net Realized Gain on Investments Sold ..        -         (0.46)          -            -         (0.37)
                                                             ---------    ---------    ---------    ---------    ---------
 Net Asset Value, End of Period ............................    $22.40       $24.91       $26.86       $20.71       $27.04
                                                             =========    =========    =========    =========    =========
 Total Investment Return at Net Asset Value(2) .............    38.27%       13.40%        7.83%      (22.90%)      32.90%

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ..................   $13,701      $67,498     $104,476      $40,291      $13,134
 Ratio of Expenses to Average Net Assets ...................     1.01%        1.03%        0.97%        0.97%        1.02%
 Ratio of Net Investment Loss to Average Net Assets ........    (0.50%)      (0.54%)      (0.73%)      (0.66%)      (0.78%)
 Portfolio Turnover Rate ...................................       82%          59%          41%         107%         136%

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Effective June 1, 1998, Class C shares were renamed Class Y shares. The Fund issued new Class C shares on March 1, 1999.
(4) Not annualized.
(5) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - Special Equities Fund

Schedule of Investments
October 31, 1999
--------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the Special Equities Fund on October 31, 1999. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                    MARKET
ISSUER, DESCRIPTION                         NUMBER OF SHARES        VALUE
-------------------                         ----------------        -----

COMMON STOCKS
Advertising (2.31%)
 Catalina Marketing Corp.* ...............        100,000        $9,362,500
 Getty Images, Inc.* .....................        200,000         6,162,500
                                                                 ----------
                                                                 15,525,000
                                                                 ----------
Automobile/Trucks (0.44%)
 Monaco Coach Corp.* .....................        125,000         2,937,500
                                                                 ----------
Business Services (7.67%)
 Abacus Direct Corp.* ....................         34,600         5,068,900
 Coinstar, Inc.* .........................        580,600         4,427,075
 InsWeb Corp.* ...........................        111,700         2,010,600
 MedQuist, Inc.* .........................        270,000         8,640,000
 Modem Media . Poppe Tyson, Inc.* ........         26,900         1,856,100
 NCO Group, Inc.* ........................         68,100         2,885,737
 Navigant Consulting, Inc.* ..............        230,000         6,569,375
 Profit Recovery Group International, Inc.
  (The)* .................................        305,000        12,562,188
 Quanta Services, Inc.* ..................        270,000         7,526,250
                                                                 ----------
                                                                 51,546,225
                                                                 ----------
Computers (21.90%)
 Accrue Software, Inc.* ..................         69,200         3,719,500
 Advantage Learning Systems, Inc.* .......         70,000         1,933,750
 Advent Software, Inc.* ..................        214,050        12,869,756
 Aether Systems, Inc.* ...................          8,900           619,106
 Apex, Inc. ..............................        280,000         4,760,000
 Aspen Technology, Inc.* .................        100,000         1,237,500
 BindView Development Corp.* .............        400,000        12,000,000
 Broadbase Software, Inc.* ...............        108,900         4,954,950
 BSQUARE Corp.* ..........................         15,000           593,437
 Cognizant Technology Solutions Corp.* ...         30,000         1,378,125
 DBT Online, Inc.* .......................          6,700           156,613
 Dendrite International, Inc.* ...........         50,000         1,568,750
 Digex, Inc.* ............................         66,100         1,892,112
 FactSet Research Systems, Inc. ..........         15,750         1,046,391


                                                                    MARKET
ISSUER, DESCRIPTION                         NUMBER OF SHARES        VALUE
-------------------                         ----------------        -----

Computers (continued)
 Fundtech Ltd.* (Israel) .................        200,000        $2,675,000
 Maxtor Corp.* ...........................      1,100,000         6,050,000
 Media Metrix, Inc.* .....................         97,250         4,558,594
 Medscape, Inc.* .........................        157,300         1,356,713
 Micromuse, Inc.* ........................        112,500        12,023,437
 National Computer Systems, Inc. .........        360,000        13,612,500
 Network Solutions, Inc.* ................         97,700        11,577,450
 Orckit Communications Ltd.* (Israel) ....        300,900         8,293,556
 Packeteer, Inc. * .......................          2,900            98,600
 Paradyne Networks, Inc.* ................        147,100         4,468,163
 pcOrder.com, Inc.* ......................         49,100         2,430,450
 Quantum Corp. - Hard Disk Drive* ........        967,900         5,928,387
 Quest Software, Inc.* ...................         14,300         1,054,625
 RADWARE Ltd.* (Israel) ..................         10,600           545,238
 Software.com, Inc.* .....................         49,800         3,352,163
 SportsLine USA, Inc.* ...................         44,000         1,581,250
 VerticalNet, Inc.* ......................         61,300         3,432,800
 WebTrends Corp.* ........................         59,300         3,661,775
 Whittman-Hart, Inc.* ....................        305,000        11,723,437
                                                                -----------
                                                                147,154,128
                                                                -----------
Electronics (10.80%)
 Alpha Industries, Inc.* .................        110,000         6,077,500
 Micrel, Inc.* ...........................        250,000        13,593,750
 Novellus Systems, Inc.* .................        130,000        10,075,000
 PLX Technology, Inc.* ...................        370,000         5,920,000
 PMC-Sierra, Inc.* (Canada) ..............         59,000         5,560,750
 Powerwave Technologies, Inc.* ...........        195,000        12,687,187
 QLogic Corp.* ...........................         82,000         8,538,250
 Vitesse Semiconductor Corp.* ............        220,000        10,092,500
                                                                 ----------
                                                                 72,544,937
                                                                 ----------
Finance (2.84%)
 Medallion Financial Corp. ...............        330,300         6,750,506
 Metris Cos., Inc. .......................        250,000         8,609,375
 NextCard, Inc.* .........................        120,000         3,742,500
                                                                 ----------
                                                                 19,102,381
                                                                 ----------
Food (0.75%)
 American Italian Pasta Co. (Class A)* ...        200,000         5,025,000
                                                                 ----------
Leisure (2.89%)
 Cinar Films, Inc. (Class B)* (Canada) ...        290,000         5,038,750
 Premier Parks, Inc.* ....................        330,000         9,549,375
 Steiner Leisure Ltd.* ...................        255,000         4,829,063
                                                                 ----------
                                                                 19,417,188
                                                                 ----------


                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - Special Equities Fund

                                                                    MARKET
ISSUER, DESCRIPTION                         NUMBER OF SHARES        VALUE
-------------------                         ----------------        -----

Machinery (0.75%)
 Terex Corp.* ............................        190,000        $5,023,125
                                                                 ----------
Media (13.19%)
 Acme Communications, Inc.* ..............        144,600         5,205,600
 Adelphia Communications Corp.
  (Class A)* .............................         65,000         3,550,625
 Citadel Communications Corp.* ...........        239,100        11,551,519
 Cumulus Media, Inc. (Class A)* ..........        465,000        16,681,875
 Network Event Theater, Inc.* ............        200,000         4,600,000
 Pegasus Communications Corp.* ...........        278,000        12,301,500
 Radio One, Inc.* ........................        233,350        11,638,331
 Radio Unica Corp.* ......................         73,800         2,112,525
 TiVo, Inc.* .............................         88,900         3,811,587
 Westwood One, Inc.* .....................        255,000        11,761,875
 Wink Communications, Inc.* ..............        152,700         5,363,588
                                                                 ----------
                                                                 88,579,025
                                                                 ----------
Medical (4.80%)
 Alkermes, Inc.* .........................        225,000         7,945,312
 Alpharma, Inc. (Class A)* ...............        200,200         7,044,538
 Gilead Sciences, Inc.* ..................         49,200         3,108,825
 IDEC Pharmaceuticals Corp.* .............         40,000         4,647,500
 King Pharmaceuticals, Inc.* .............        200,000         6,050,000
 Millennium Pharmaceuticals, Inc.* .......         23,300         1,633,912
 Triangle Pharmaceuticals, Inc.* .........        111,100         1,805,375
                                                                 ----------
                                                                 32,235,462
                                                                 ----------
Metal (1.65%)
 Maverick Tube Corp.* ....................        600,000        11,100,000
                                                                 ----------
Oil & Gas (2.21%)
 Pride International, Inc.* ..............        410,000         5,637,500
 Stone Energy Corp.* .....................        190,000         9,238,750
                                                                 ----------
                                                                 14,876,250
                                                                 ----------
Retail (7.28%)
 99 Cents Only Stores* ...................        230,000         6,871,250
 Brightpoint, Inc.* ......................        300,000         2,353,140
 CSK Auto Corp.* .........................        210,000         3,753,750
 Chemdex Corp.* ..........................        123,300         4,700,813
 GoTo.com, Inc.* .........................         15,500           883,500
 Linens `n Things, Inc.* .................        220,000         8,745,000
 Pacific Sunwear of California, Inc.* ....        425,000        12,829,688
 ScanSource, Inc.* .......................         30,000         1,016,250
 Wild Oats Markets, Inc.* ................        220,000         7,755,000
                                                                 ----------
                                                                 48,908,391
                                                                 ----------

                                                                    MARKET
ISSUER, DESCRIPTION                         NUMBER OF SHARES        VALUE
-------------------                         ----------------        -----

Telecommunications (10.99%)
 AirGate PCS, Inc.* ......................         93,200        $4,660,000
 Allegiance Telecom, Inc.* ...............        120,000         8,280,000
 Commtouch Software, Ltd.* (Israel) ......         29,600           854,700
 CoreComm Ltd.* ..........................         98,400         3,874,500
 Crown Castle International Corp.* .......        490,700         9,445,975
 Efficient Networks, Inc.* ...............        100,300         4,262,750
 NEXTLINK Communications, Inc.
  (Class A)* .............................         80,000         4,785,000
 Powertel, Inc.* .........................        189,700        11,168,587
 RF Micro Devices, Inc.* .................        170,000         8,776,250
 Rural Cellular Corp. (Class A)* .........         89,100         5,362,706
 Terayon Communication Systems, Inc.* ....        197,600         8,645,000
 XM Satellite Radio Holdings, Inc.* ......        193,500         3,749,063
                                                                 ----------
                                                                 73,864,531
                                                                 ----------
Transport (3.38%)
 Expeditors International of
  Washington, Inc. .......................        306,336        11,449,308
 Forward Air Corp.* ......................        381,900        11,242,181
                                                                 ----------
                                                                 22,691,489
                                                                 ----------
                       TOTAL COMMON STOCKS
                       (Cost $467,909,906)        (93.85%)      630,530,632
                                                 --------       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - Special Equities Fund


                                      INTEREST      PAR VALUE        MARKET
ISSUER, DESCRIPTION                     RATE      (000s OMITTED)     VALUE
-------------------                   --------    --------------     ------


SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (2.92%)
 Investment in a joint repurchase
  agreement transaction with
  SBC Warburg, Inc. - Dated
  10-29-99, due 11-01-99
  (Secured by U.S. Treasury
  Bonds, 7.125% thru 13.375%,
  due 08-15-01 thru 02-15-23)
  - Note A .........................    5.230%       $19,617       $19,617,000
                                                                   -----------
Corporate Savings Account (0.00%)
 Investors Bank & Trust Company
  Daily Interest Savings Account
  Current Rate 4.30% .........................                              15
                                                                   -----------
                  TOTAL SHORT-TERM INVESTMENTS        (2.92%)       19,617,015
                                                    --------      ------------
                             TOTAL INVESTMENTS       (96.77%)      650,147,647
                                                    --------      ------------
             OTHER ASSETS AND LIABILITIES, NET        (3.23%)       21,698,311
                                                    --------      ------------
                              TOTAL NET ASSETS      (100.00%)     $671,845,958
                                                    ========      ============

* Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer; however, security is U.S.
dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.

=========================NOTES TO FINANCIAL STATEMENTS==========================

                   John Hancock Funds - Special Equities Fund


NOTE A -

ACCOUNTING POLICIES

John Hancock Special Equities Fund (the "Fund") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek growth of capital by investing in a diversified portfolio of equity securities consisting primarily of emerging growth companies and companies in "special" situations.

         The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class Y shares. The Fund issued Class C shares on March 1, 1999. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

         The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Effective March 12, 1999, the Fund entered

=========================NOTES TO FINANCIAL STATEMENTS==========================

                   John Hancock Funds - Special Equities Fund


into a syndicated line of credit agreement with various banks, and the agreements previously in effect were terminated. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee based on the average daily unused portion of the line of credit is allocated among the participating funds. The maximum loan balance during the year amounted to $63,100,000. The annualized interest rate charged during the period ranged from 5.1250% through 5.5625%. At October 31, 1999, there were no outstanding borrowings.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securitites on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At October 31, 1999, the Fund loaned securities having a market value of $87,201,983 collateralized by securities in the amount of $90,784,856.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

         When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

         For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

         At October 31, 1999, there were no open positions in financial futures contracts.

NOTE B -

MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.85% of the first $250,000,000 of the Fund's average daily net asset value and (b) 0.80% of the Fund's average daily net asset value in excess of $250,000,000.

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the year ended October 31, 1999 net sales charges received with regard to sales of Class A shares amounted to $394,190. Out of this amount, $97,617 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $152,541 was paid as sales commissions to unrelated broker-dealers and $144,032 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Signator Investors.

=========================NOTES TO FINANCIAL STATEMENTS==========================

                   John Hancock Funds - Special Equities Fund


         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the year ended October 31, 1999, contingent deferred sales charges paid to JH Funds amounted to $3,339,013.

         Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class C shares. For the year ended October 31, 1999, contingent deferred sales charges paid to JH Funds amounted to $30.

         In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. Class A, Class B and Class C shares pay transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses. Class Y shares pay a monthly transfer agent fee equivalent to 0.10% of the average daily net assets of the Class Y shares of the Fund.

         The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Maureen R. Ford, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund through December 31, 1999. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C -

INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other then obligations of the U.S. government and its agencies and short-term securities, during the year ended October 31, 1999, aggregated $1,055,945,192 and $1,524,639,295, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the year ended October 31, 1999.

         The cost of investments owned at October 31, 1999 (excluding the corporate savings account) for federal income tax purposes was $488,053,188. Gross unrealized appreciation and depreciation of investments aggregated $194,542,770 and $32,448,326, respectively, resulting in net unrealized appreciation of $162,094,444.

=========================NOTES TO FINANCIAL STATEMENTS==========================

                   John Hancock Funds - Special Equities Fund


NOTE D -

RECLASSIFICATION OF ACCOUNTS

During the year ended October 31, 1999, the Fund has reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $86,360,882 , a decrease in accumulated net investment loss of $14,196,660 and an increase in capital paid-in of $72,164,222. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1999. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles, and the Fund's use of the tax accounting practice known as equalization. The calculation of net investment income per share in the financial highlights excludes these adjustments.

NOTE E -

SUBSEQUENT EVENT

On December 6, 1999, shareholders approved a vote on a proposed merger between the Fund and the John Hancock Small Cap Growth Fund ("Small Cap Growth Fund"). The reorganization provides for a transfer of substantially all the assets and liabilities of the Fund to the Small Cap Growth Fund. After the transaction and as of the close of business on December 10, 1999, the Fund will be terminated.

================================================================================

                   John Hancock Funds - Special Equities Fund


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of John Hancock Special Equities Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the John Hancock Special Equities Fund (the "Fund"), as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Special Equities Fund at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods undicated therein, in conformity with generally accepted accounting principles.

/s/Ernst & Young
----------------

Boston, Massachusetts
December 3, 1999

TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the taxable distributions of the Fund during its fiscal year ended October 31, 1999.

         The Fund has designated distributions to shareholders of $99,730,650 as a capital gain dividend.

         Shareholders will be mailed a 1999 U.S. Treasury Department Form 1099-DIV in January of 2000. This will reflect the total of all distributions which are taxable for calendar year 1999.

=====================================NOTES======================================

                   John Hancock Funds - Special Equities Fund

=====================================NOTES======================================

                   John Hancock Funds - Special Equities Fund

=====================================NOTES======================================

                   John Hancock Funds - Special Equities Fund

================================================================================

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--------------------------------------------------------------------------------
            This report is for the information of shareholders of the John Hancock Special Equities Fund. It may be used as sales literature when pre-ceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[LOGO] Printed on Recycled Paper                                     1800A 10/99
                                                                           12/99